PRINCIPAL ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Right-of-use assets, net	$ 6,514	¥ 45,446
Total lease liabilities		42,967
Operating lease, current liabilities	4,715	32,892
Accumulated deficit	$ (1,816,055)	¥ (12,669,165)		¥ (10,680,489)
ASU 2016-02 | Restatement Adjustment
Right-of-use assets, net			¥ 271,900
Total lease liabilities			257,500
Operating lease, current liabilities			55,100
ASU 2016-13 | Maximum
Accumulated deficit			¥ 350,000